Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties (Details) [Line Items]
Recognized expenses		$ 40	$ 208
Clearmind Medicine Inc [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Invested amount	$ 1,500
Exchange of common shares (in Shares)	7,692
Outstanding share capital, percentage	9.33%